Other Financial Expenses, net	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Other Financial Expenses, net
Note 8 - Other Financial Expenses, net
Other financial expenses, net is comprised of the following:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
(In $ millions)
Foreign exchange gain / (loss)	1.4	(0.2)	1.5	(2.3)
Yard cost cover expense	—	(5.6)	—	(11.2)
Unrealized changes in value of financial instruments	—	0.3	—	0.3
Other financial (expenses) / income (1)	(0.3)	0.6	(4.3)	(0.9)
Bank commitment, guarantee and other fees	(0.8)	(0.9)	(2.1)	(1.9)
Total	0.3	(5.8)	(4.9)	(16.0)
(1) Other financial (expenses) / income, net, for the six months ended June 30, 2025 includes $4.4 million of financing fees related to payment settlement received from our Mexican customer. For the six months ended June 30, 2024, other financial (expenses) / income, net, includes $2.3 million of premium paid related to the Convertible Bonds repurchased in March 2024.